UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07939
Merrimac Funds
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Susan C. Mosher, Secretary of the Merrimac Funds Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant's telephone number, including area code:		(888) 637-7622

Date of fiscal year end:	12/31/2005

Date of reporting period:	03/31/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2005 is filed herewith.

Merrimac Cash Fund (Unaudited)

The Merrimac Cash Fund (the “Fund”) is organized in a “master-feeder” structure under which the Fund invests all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”).  At March 31, 2005, the Fund owned approximately 10.99% of the Cash Portfolio’s outstanding interests.

The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - March 31, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Commercial Paper — 29.9%
Amstel Funding Corporation	2.70%	05/02/05	$30,000,000	$29,930,766
	2.96	05/31/05	15,050,000	14,976,255
Atlantic Asset Securitization Corporation	2.80	04/08/05	20,024,000	20,013,098
	2.76	04/11/05	25,000,000	24,980,903
AWB Harvest Finance Ltd.(+)	3.34	09/30/05	25,000,000	24,581,652
Beta Finance, Inc.	2.67	04/25/05	16,405,000	16,376,018
Caisse Nationale Des Caisses D’ Epangne	1.72	05/04/05	25,000,000	24,961,271
Charta LLC	3.01	06/10/05	25,000,000	24,854,652
	3.01	06/17/05	20,000,000	19,872,094
Citigroup Global Markets Holdings	2.71	04/22/05	20,000,000	19,968,500
Crown Point Capital Corporation LLC	2.93	05/24/05	12,222,000	12,169,459
Depfa Bank PLC	3.21	08/29/05	25,000,000	24,669,792
Eiffel Funding LLC	2.79	05/09/05	25,000,000	24,926,640
	3.02	06/21/05	25,000,000	24,831,250
Fairway Finance Corporation	3.30	09/22/05	14,408,000	14,181,674
Grampian Funding Ltd.	3.22	08/22/05	6,000,000	5,924,329
HBOS Treasury Services PLC	2.89	06/07/05	20,000,000	19,893,172
Ivory Funding Corporation	2.71	04/29/05	13,747,000	13,718,238
	3.03	06/30/05	16,025,000	15,904,412
Kitty Hawk Funding Corporation	2.80	04/27/05	22,423,000	22,377,818
	2.72	05/10/05	15,000,000	14,956,125
Picaros Funding LLC	2.77	04/14/05	25,000,000	24,975,084
Preferred Receivables Funding Corporation	2.82	05/10/05	25,000,000	24,923,896
Sigma Finance Corporation	2.87	05/12/05	20,000,000	19,934,856
Tulip Funding Corporation	2.92	06/01/05	10,000,000	9,950,861
UBS Finance	2.80	05/18/05	15,325,000	15,269,379
White Pine Finance LLC	3.29	09/23/05	10,173,000	10,012,775
Yorktown Capital LLC	2.78	04/12/05	25,000,000	24,978,764
				544,113,733

Variable Rate Notes(*) — 30.6%
Bear Stearns - EMC Mortgage Corporation	3.03	04/01/05	75,000,000	75,000,000
Bear Stearns Companies, Inc.	2.62	04/05/05	25,000,000	25,000,000
Beta Finance, Inc.	2.83	04/01/05	25,000,000	25,000,573
Canadian Imperial Bank of Commerce of NY	2.69	04/04/05	10,000,000	9,996,528
Caterpillar Finance Services Corporation	3.12	06/01/05	10,000,000	10,000,000
Credit Suisse First Boston USA, Inc.	2.72	04/06/05	55,000,000	55,002,880
First Tennessee Bank NA	3.05	06/30/05	8,000,000	8,001,620
General Electric Capital Corporation	2.71	05/03/05	20,000,000	20,039,782
	3.04	05/12/05	15,000,000	15,001,899
Goldman Sachs Group, Inc., Promissory Note(†)	2.89	04/01/05	50,000,000	50,000,000
HSBC USA, Inc.	3.03	06/16/05	35,000,000	35,007,608
K2 (USA) LLC	3.04	04/01/05	25,000,000	25,005,652
Links Securities LLC(+)	2.85	04/05/05	55,000,000	54,983,500
Morgan Stanley, Dean Witter & Co.	2.75	04/01/05	50,000,000	50,000,000
	2.50	04/15/05	10,000,000	10,000,000
Royal Bank of Canada	2.67	04/11/05	14,000,000	14,000,000
Sigma Finance Corporation	3.13	08/16/05	25,000,000	24,997,790
Westpac Banking Corporation	2.90	06/13/05	50,000,000	50,000,000
				557,037,832

1

U.S. Government Agency Fixed Rate Obligations — 10.0%
Federal Home Loan Bank(#)	1.30%	04/19/05	$100,000,000	$100,000,000
Federal National Mortgage Association	1.37	05/03/05	35,000,000	34,999,712
	1.65	05/16/05	35,000,000	35,000,000
	1.66	05/20/05	12,000,000	12,004,363
				182,004,075

Certificates Of Deposit — 5.2%
Credit Agricole Indosuez	1.50	05/04/05	50,000,000	50,000,000
HSBC USA, Inc.	1.56	04/22/05	20,000,000	20,000,000
Societe Generale Euro	3.20	09/15/05	25,000,000	25,000,000
				95,000,000

Time Deposits — 11.6%
Chase Manhattan Bank	2.84	04/01/05	50,000,000	50,000,000
Citibank	2.81	04/01/05	11,000,000	11,000,000
Keybank	2.84	04/01/05	50,000,000	50,000,000
National City Bank	2.81	04/01/05	50,000,000	50,000,000
Suntrust Bank	2.81	04/01/05	50,000,000	50,000,000
				211,000,000

Asset Backed Securities — 1.7%
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	2.79	04/12/05	31,814,652	31,814,652

Repurchase Agreements — 15.1%
Credit Suisse First Boston Putable Repurchase Agreement, dated 04/08/04, with a final maturity date of 05/02/05, interest receivable at March 31, 2005 of $1,502,375, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 4.61% and maturities ranging from 09/07/05 to 10/10/13, with an aggregate market value of $102,002,553	1.52	04/07/05	100,000,000	100,000,000

Goldman Sachs Repurchase Agreement, dated 03/31/05, with a maturity value of $51,004,094, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 7.50% and maturities ranging from 02/01/07 to 10/01/34, with an aggregate market value of $52,020,001	2.89	04/01/05	51,000,000	51,000,000

Morgan Stanley Repurchase Agreement, dated 03/31/05, with a maturity value of $124,009,920, collateralized by U.S. Government Agency Obligations with rates of 0.00% and maturities ranging from 05/18/05 to 11/04/05, with an aggregate market value of $126,483,084	2.88	04/01/05	124,000,000	124,000,000
				275,000,000

Total Investments, at Amortized Cost — 104.1%				1,895,970,292

Other assets and liabilities, net — (4.1%)				(75,403,044)

Net Assets — 100.0%				$1,820,567,248

2

Notes:

(+)                                 All or a portion of security is a forward commitment.

(#)                                 All or a portion of this security is segregated to cover forward commitments.

(*)                                 Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(†)                                  Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

3

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	May 16, 2005

	By:	/S/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date	May 16, 2005